UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    North Run Capital, LP
Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110

13F File Number:  28-11182

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas B. Ellis and Todd B. Hammer
Title:     Members of North Run Advisors, LLC,
           the General Partner of North Run Capital, LP
Phone:     617.310.6130

Signature, Place, and Date of Signing:
*
______________________________________________
     Thomas B. Ellis     Boston, Massachusetts     May 13, 2011
*
______________________________________________
     Todd B. Hammer      Boston, Massachusetts     May 13, 2011

*    By:  /S/ SARAH L. FILION
______________________________________________

Sarah L. Filion, Attorney-in-Fact
Pursuant to Powers of Attorney incorporated by reference to the 13F Report filed on May 15, 2009.


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $726,477 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     3247  1185085 SH       SOLE                  1185085
ALIMERA SCIENCES INC           COM              016259103     1501   192449 SH       SOLE                   192449
BAXTER INTL INC                COM              071813109    35650   663000 SH       SOLE                   663000
CHRISTOPHER & BANKS CORP       COM              171046105     6313   974196 SH       SOLE                   974196
COCA COLA ENTERPRISES INC NE   COM              19122T109    35081  1285000 SH       SOLE                  1285000
CSG SYS INTL INC               COM              126349109    19940  1000000 SH       SOLE                  1000000
CVS CAREMARK CORPORATION       COM              126650100    40498  1180000 SH       SOLE                  1180000
DELIA'S INC NEW                COM              246911101     4321  2400800 SH       SOLE                  2400800
GENERAL MTRS CO                COM              37045V100    38477  1240000 SH       SOLE                  1240000
HEALTH NET INC                 COM              42222G108    43491  1330000 SH       SOLE                  1330000
HEWLETT PACKARD CO             COM              428236103    32776   800000 SH       SOLE                   800000
INTERVAL LEISURE GROUP INC     COM              46113M108    30411  1860000 SH       SOLE                  1860000
ISHARES TR                     RUSSELL 2000     464287655    58919   700000 SH  PUT  SOLE                   700000
LEAR CORP                      COM NEW          521865204    33401   683468 SH       SOLE                   683468
MEDCATH CORP                   COM              58404W109     6306   452041 SH       SOLE                   452041
MI DEVS INC                    CL A SUB VTG     55304X104    68561  2365800 SH       SOLE                  2365800
MICROSOFT CORP                 COM              594918104    33642  1325000 SH       SOLE                  1325000
NEW YORK & CO INC              COM              649295102    15400  2196839 SH       SOLE                  2196839
PEP BOYS MANNY MOE & JACK      COM              713278109    22567  1775500 SH       SOLE                  1775500
PSIVIDA CORP                   COM              74440J101     2955   753800 SH       SOLE                   753800
RETAIL VENTURES INC            COM              76128Y102     8108   470000 SH       SOLE                   470000
SEMGROUP CORP                  CL A             81663A105    48998  1740000 SH       SOLE                  1740000
SLM CORP                       COM              78442P106     3476   227200 SH  CALL SOLE                   227200
SLM CORP                       COM              78442P106    45346  2963816 SH       SOLE                  2963816
SPARK NETWORKS INC             COM              84651P100     4153  1318525 SH       SOLE                  1318525
TRIPLE-S MGMT CORP             CL B             896749108    24158  1173842 SH       SOLE                  1173842
UNITED STATES OIL FUND LP      UNITS            91232N108    10650   250000 SH  CALL SOLE                   250000
UNIVERSAL AMERICAN CORP        COM              913377107     2767   120763 SH       SOLE                   120763
WELLPOINT INC                  COM              94973V107    45364   650000 SH       SOLE                   650000